Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer International Diversified Fund))	0 Months Ended
	Aug. 28, 2012
Class A
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.86%
Total Annual Fund Operating Expenses	1.37%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.37%
Class B
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.51%
Acquired Fund Fees and Expenses	0.86%
Total Annual Fund Operating Expenses	2.37%
Fee Waiver and/or Expense Reimbursement	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.26%
Class C
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.28%
Acquired Fund Fees and Expenses	0.86%
Total Annual Fund Operating Expenses	2.14%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.14%
Class I
Operating Expenses:
Management Fees	none	[2]
Distribution and/or Service (12b-1) Fees	none	[2]
Other Expenses	0.04%	[2]
Acquired Fund Fees and Expenses	0.86%	[2]
Total Annual Fund Operating Expenses	0.90%	[2]
Fee Waiver and/or Expense Reimbursement	none	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%	[2]
Class N
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.33%
Acquired Fund Fees and Expenses	0.86%
Total Annual Fund Operating Expenses	1.69%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.69%
Class Y
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.32%
Acquired Fund Fees and Expenses	0.86%
Total Annual Fund Operating Expenses	1.18%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.18%

[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for Classes A, B, C, N and Y to 0.35% of average annual net assets per class per fiscal year. These limitations may not be amended or withdrawn until one year from the date of this prospectus.
[2]	Estimated expenses for the first fiscal year that Class I shares are offered. Class I shares will first be offered on the date of this prospectus.